Assets held for sale - Long Lived Assets Held For Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets held for sale [Abstract]
As Of January 1	$ 25,944	$ 0
Assets Held For Sale Reclassification From Property Plant And Equipment	0	25,944
Vessels disposal	25,944	0
As of December 31	$ 0	$ 25,944